Revenue - Contract Balances - Summary of Expected Revenue In Relation To Performance Obligations (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 17,422,992
2021
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	6,091,326
2022
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	5,526,530
2023
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	4,081,693
After 2024
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 1,723,443